Schedule of Investments (unaudited)
December 31, 2025
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Axon Enterprise, Inc.(a)	957	$ 543,509
Boeing Co. (The)(a)	9,645	2,094,123
General Electric Co.	40,575	12,498,317
HEICO Corp.	3,943	1,275,915
Howmet Aerospace, Inc.	34,194	7,010,454
Rocket Lab Corp.(a)(b)	16,737	1,167,573
		24,589,891
Automobile Components — 0.3%
Aptiv PLC(a)	38,887	2,958,912
Banks — 0.1%
Citizens Financial Group, Inc.	10,996	642,276
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc.(a)	1,666	662,485
Gilead Sciences, Inc.	31,661	3,886,071
Incyte Corp.(a)	12,714	1,255,762
Natera, Inc.(a)	4,991	1,143,388
Neurocrine Biosciences, Inc.(a)	7,590	1,076,490
Vertex Pharmaceuticals, Inc.(a)	19,625	8,897,190
		16,921,386
Broadline Retail — 1.7%
Amazon.com, Inc.(a)	61,225	14,131,954
MercadoLibre, Inc.(a)	1,164	2,344,599
		16,476,553
Capital Markets — 0.9%
Ares Management Corp., Class A	5,505	889,773
Charles Schwab Corp. (The)	44,004	4,396,440
KKR & Co., Inc., Class A	15,920	2,029,482
LPL Financial Holdings, Inc.	2,041	728,984
Robinhood Markets, Inc., Class A(a)	9,381	1,060,991
		9,105,670
Communications Equipment — 1.7%
Arista Networks, Inc.(a)	109,448	14,340,971
Ciena Corp.(a)	9,632	2,252,636
		16,593,607
Construction & Engineering — 1.9%
Comfort Systems U.S.A., Inc.	6,290	5,870,394
EMCOR Group, Inc.	8,002	4,895,544
Quanta Services, Inc.	19,007	8,022,094
		18,788,032
Consumer Finance — 1.6%
American Express Co.	42,623	15,768,379
SoFi Technologies, Inc.(a)	15,280	400,030
		16,168,409
Electric Utilities — 0.1%
Constellation Energy Corp.(b)	3,976	1,404,602
Electrical Equipment — 1.0%
Bloom Energy Corp., Class A(a)	8,509	739,347
GE Vernova, Inc.	6,939	4,535,122
Vertiv Holdings Co., Class A	27,763	4,497,884
		9,772,353
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	41,704	5,635,878
Jabil, Inc.	7,331	1,671,615
		7,307,493
Security	Shares	Value
Entertainment — 0.6%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	3,240	$ 319,172
Live Nation Entertainment, Inc.(a)	2,164	308,370
Netflix, Inc.(a)	56,527	5,299,972
		5,927,514
Financial Services — 6.0%
Affirm Holdings, Inc., Class A(a)	3,448	256,635
Block, Inc., Class A(a)	14,019	912,497
Corpay, Inc.(a)	1,708	513,988
Fiserv, Inc.(a)	13,878	932,185
Mastercard, Inc., Class A	32,632	18,628,956
Rocket Cos., Inc., Class A	11,713	226,764
Toast, Inc., Class A(a)	17,566	623,769
Visa, Inc., Class A	108,352	38,000,130
		60,094,924
Ground Transportation — 2.1%
Uber Technologies, Inc.(a)	252,740	20,651,385
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp.(a)	113,424	10,814,979
Dexcom, Inc.(a)	30,028	1,992,958
IDEXX Laboratories, Inc.(a)	14,284	9,663,555
Insulet Corp.(a)	900	255,816
ResMed, Inc.	11,174	2,691,481
		25,418,789
Health Care Providers & Services — 0.3%
McKesson Corp.	3,170	2,600,319
Health Care REITs — 0.2%
Welltower, Inc.	8,535	1,584,181
Hotels, Restaurants & Leisure — 6.1%
Airbnb, Inc., Class A(a)	76,627	10,399,816
Booking Holdings, Inc.	823	4,407,437
Carnival Corp.(a)	26,799	818,442
Chipotle Mexican Grill, Inc.(a)	119,739	4,430,343
DoorDash, Inc., Class A(a)	34,125	7,728,630
DraftKings, Inc., Class A(a)	39,907	1,375,195
Expedia Group, Inc.	21,111	5,980,957
Flutter Entertainment PLC(a)	29,843	6,417,439
Hilton Worldwide Holdings, Inc.	3,006	863,474
Hyatt Hotels Corp., Class A	7,557	1,211,538
Las Vegas Sands Corp.	55,179	3,591,601
Marriott International, Inc., Class A	2,945	913,657
Royal Caribbean Cruises Ltd.	46,096	12,857,096
		60,995,625
Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.	43,214	6,971,715
Insurance — 0.0%
Everest Group Ltd.	1,086	368,534
Interactive Media & Services — 10.9%
Alphabet, Inc., Class A	111,264	34,825,632
Alphabet, Inc., Class C, NVS	62,313	19,553,819
Meta Platforms, Inc., Class A	81,799	53,994,702
Pinterest, Inc., Class A(a)	15,975	413,593
Reddit, Inc., Class A(a)	1,557	357,908
		109,145,654
IT Services — 0.7%
Cloudflare, Inc., Class A(a)	10,697	2,108,914
GoDaddy, Inc., Class A(a)	9,463	1,174,169

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Okta, Inc., Class A(a)(b)	11,513	$ 995,529
Snowflake, Inc., Class A(a)	10,981	2,408,792
		6,687,404
Media — 0.0%
Trade Desk, Inc. (The), Class A(a)	6,813	258,622
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	18,306	929,762
Newmont Corp.	42,053	4,198,992
Steel Dynamics, Inc.	5,358	907,913
		6,036,667
Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.	2,794	543,126
Coterra Energy, Inc.	136,306	3,587,574
EQT Corp.	111,471	5,974,846
Expand Energy Corp.	30,375	3,352,185
Marathon Petroleum Corp.	3,884	631,655
Phillips 66	25,778	3,326,393
Targa Resources Corp.	8,238	1,519,911
Texas Pacific Land Corp.(b)	5,229	1,501,873
Valero Energy Corp.	23,783	3,871,634
		24,309,197
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	12,487	866,598
United Airlines Holdings, Inc.(a)	6,198	693,060
		1,559,658
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	51,940	2,801,644
Eli Lilly & Co.	30,792	33,091,546
		35,893,190
Professional Services — 0.3%
Jacobs Solutions, Inc.	15,251	2,020,148
Paycom Software, Inc.	9,040	1,440,614
		3,460,762
Real Estate Management & Development — 0.5%
CoStar Group, Inc.(a)	37,836	2,544,092
Zillow Group, Inc., Class C, NVS(a)	29,894	2,039,369
		4,583,461
Residential REITs — 0.0%
UDR, Inc.	8,041	294,944
Semiconductors & Semiconductor Equipment — 24.1%
Advanced Micro Devices, Inc.(a)	55,427	11,870,246
Astera Labs, Inc.(a)	4,550	756,938
Broadcom, Inc.	140,226	48,532,219
Credo Technology Group Holding Ltd.(a)	5,321	765,639
First Solar, Inc.(a)	6,953	1,816,332
KLA Corp.	41,543	50,478,069
Lam Research Corp.	258,398	44,232,570
Marvell Technology, Inc.	58,884	5,003,962
Microchip Technology, Inc.	36,858	2,348,592
Micron Technology, Inc.	76,662	21,880,101
Monolithic Power Systems, Inc.	4,901	4,442,070
NVIDIA Corp.	257,046	47,939,079
		240,065,817
Software — 17.3%
Adobe, Inc.(a)	142,959	50,034,221
Security	Shares	Value
Software (continued)
AppLovin Corp., Class A(a)	7,877	$ 5,307,680
Atlassian Corp., Class A(a)	5,688	922,252
Autodesk, Inc.(a)	14,541	4,304,282
Cadence Design Systems, Inc.(a)	9,301	2,907,307
Crowdstrike Holdings, Inc., Class A(a)	8,576	4,020,086
Datadog, Inc., Class A(a)	10,484	1,425,719
Docusign, Inc.(a)	13,733	939,337
Dynatrace, Inc.(a)	20,601	892,847
Fair Isaac Corp.(a)	815	1,377,855
Fortinet, Inc.(a)	311,415	24,729,465
HubSpot, Inc.(a)	1,706	684,618
Microsoft Corp.	97,449	47,128,285
Nutanix, Inc., Class A(a)	8,719	450,685
Palantir Technologies, Inc., Class A(a)	77,724	13,815,441
Palo Alto Networks, Inc.(a)	23,114	4,257,599
Samsara, Inc., Class A(a)	11,863	420,543
ServiceNow, Inc.(a)	35,546	5,445,292
Workday, Inc., Class A(a)	14,812	3,181,321
Zscaler, Inc.(a)	3,514	790,369
		173,035,204
Specialized REITs — 0.1%
Crown Castle, Inc.	11,109	987,257
Specialty Retail — 0.7%
Burlington Stores, Inc.(a)	5,634	1,627,381
Carvana Co., Class A(a)	1,667	703,507
Ulta Beauty, Inc.(a)	8,016	4,849,760
		7,180,648
Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	182,149	49,519,027
Dell Technologies, Inc., Class C	22,157	2,789,123
Super Micro Computer, Inc.(a)	36,526	1,069,116
		53,377,266
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(a)	19,246	3,999,511
Total Long-Term Investments — 99.9% (Cost: $943,036,928)		996,217,432
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	5,095,560	5,098,107
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	1,056,256	1,056,256
Total Short-Term Securities — 0.6% (Cost: $6,154,325)		6,154,363
Total Investments — 100.5% (Cost: $949,191,253)		1,002,371,795
Liabilities in Excess of Other Assets — (0.5)%		(5,001,694)
Net Assets — 100.0%		$ 997,370,101

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® MSCI USA Quality GARP ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,182,991	$ 2,913,388 (a)	$ —	$ 1,690	$ 38	$ 5,098,107	5,095,560	$ 6,998 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	255,937	800,319 (a)	—	—	—	1,056,256	1,056,256	31,536	—
				$ 1,690	$ 38	$ 6,154,363		$ 38,534	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Nasdaq 100 Index	17	03/20/26	$ 866	$ (17,554)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® MSCI USA Quality GARP ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 996,217,432	$ —	$ —	$ 996,217,432
Short-Term Securities
Money Market Funds	6,154,363	—	—	6,154,363
	$ 1,002,371,795	$ —	$ —	$ 1,002,371,795
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (17,554)	$ —	$ —	$ (17,554)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust